Document and Entity Information	12 Months Ended
Mar. 31, 2022 shares
Document Information [Line Items]
Entity Registrant Name	Zentek Ltd.
Entity Central Index Key	0001904501
Document Type	40-F/A
Amendment Flag	true
Amendment Description	Zentek Ltd. (the "Registrant" or the "Company") is filing this Amendment No. 1 on Form 40-F/A ("Amendment No. 1") to the Company's Annual Report on Form 40-F, dated June 29, 2022 (the "Original Form 40-F") for the sole purpose of submitting Exhibits 101 and 104 to the Form 40-F as required by General Instruction B(15)(a)(iii) of Form 40-F and Rule 405 of Regulation S-T. Exhibits 101 and 104 were omitted from the Registrant's Original Form 40-F in accordance with the 30-day grace period provided under Rule 405(a)(2)(ii) or Regulation S-T. Except as set forth above, this Amendment No. 1 does not modify or update any of the disclosures in the Original Form 40-F. This Amendment No. 1 speaks as of the time of filing the Original Form 40-F, and does not reflect events that may have occurred subsequent to such filing.
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2022
Trading Symbol	ZTEK
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Shares, no par value
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Document Annual Report	true
Document Registration Statement	false
Entity File Number	001-41310
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	24 Corporate Ct
Entity Address, City or Town	Guelph
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	N1G 5G5
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
City Area Code	1-844
Local Phone Number	730-9822
Entity Common Stock, Shares Outstanding	99,248,058
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Firm ID	1227
Auditor Location	Vancouver, British Columbia
Auditor Name	BDO Canada LLP
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	1-800
Local Phone Number	221-0102